CONTRACT REVENUES AND CONTRACT COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT REVENUES AND CONTRACT COSTS

	December 31,
Total contract revenues as of	2022	2021
Low voltage electrical system	$1,028,162	$2,628,625
MVAC systems	502,556	299,985
Out-fitting	1,998,726	1,103,692
Water supply and sewage disposal system installation	288,480	71,516
Fire safety system	352,007	31,241
Total Contract Revenues	$4,169,931	$4,135,059

	December 31,
Total contract costs as of	2022	2021
Low voltage electrical system	$898,100	$2,235,698
MVAC systems	462,400	262,322
Out-fitting	1,562,551	701,688
Water supply and sewage disposal system installation	205,693	52,320
Fire safety system	255,483	23,271
Total Contract Costs	$3,384,227	$3,275,299